Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 1.1%
BHP Group PLC	373,123	$5,790,729
Orica Ltd.	318,624	2,982,714
		8,773,443
BRAZIL — 0.6%
B3 SA - Brasil Bolsa Balcao	694,400	4,761,547
CANADA — 2.5%
Fairfax Financial Holdings Ltd.	16,536	5,069,372
Ritchie Bros. Auctioneers, Inc.	131,272	4,486,877
Shopify, Inc., Class A *	22,974	9,578,550
		19,134,799
CHINA — 9.6%
58.com, Inc. ADR*	81,323	3,962,056
Alibaba Group Holding Ltd. ADR*	127,495	24,795,228
Autohome, Inc. ADR*	60,906	4,325,544
Brilliance China Automotive Holdings Ltd.	5,794,000	4,718,148
Meituan Dianping, Class B *	473,000	5,638,750
Ping An Healthcare and Technology Co., Ltd.*	331,600	3,053,326
Ping An Insurance Group Co. of China Ltd., Class H	1,379,500	13,472,557
Prosus NV*	133,423	9,292,668
Trip.com Group Ltd. ADR*	138,364	3,244,636
Tsingtao Brewery Co., Ltd., Class H	440,000	2,224,078
		74,726,991
DENMARK — 0.6%
Genmab A/S*	21,498	4,318,275
FRANCE — 3.5%
Adevinta ASA*	250,481	2,267,624
Bureau Veritas SA	287,752	5,423,812
Pernod Ricard SA	104,755	14,868,548
Ubisoft Entertainment SA*	63,002	4,604,884
		27,164,868
GERMANY — 2.7%
Deutsche Boerse AG	49,704	6,828,543
SAP SE	123,487	13,787,081
		20,615,624
HONG KONG — 2.6%
AIA Group Ltd.	1,923,600	17,225,147
Jardine Matheson Holdings Ltd.	66,600	3,352,107
		20,577,254

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
INDIA — 2.5%
Housing Development Finance Corp., Ltd.	388,631	$8,388,346
ICICI Bank Ltd. ADR	495,044	4,207,874
Reliance Industries Ltd. GDR	240,137	7,354,795
		19,951,015
IRELAND — 2.2%
Bank of Ireland Group PLC	898,736	1,675,309
CRH PLC	357,257	9,694,014
Ryanair Holdings PLC ADR*	114,384	6,072,647
		17,441,970
JAPAN — 9.8%
Advantest Corp.	192,500	7,667,268
CyberAgent, Inc.	161,400	6,255,200
Hoshizaki Corp.	51,900	3,882,211
MS&AD Insurance Group Holdings, Inc.	349,100	9,740,286
Olympus Corp.	978,800	14,109,697
SMC Corp.	19,800	8,301,026
SoftBank Group Corp.	265,900	9,413,495
Sumitomo Mitsui Trust Holdings, Inc.	207,100	5,950,017
Sysmex Corp.	136,700	9,893,651
		75,212,851
MACAU — 0.3%
Sands China Ltd.	655,200	2,383,679
NETHERLANDS — 1.1%
Just Eat Takeaway*	51,588	3,901,236
Signify NV	242,516	4,700,020
		8,601,256
NORWAY — 0.6%
Schibsted ASA, Class A	224,374	4,321,495
Schibsted ASA, Class B	8,913	161,235
		4,482,730
RUSSIA — 0.9%
Mail.Ru Group Ltd. GDR Reg S*	127,433	2,048,273
Sberbank of Russia PJSC ADR	517,308	4,872,953
		6,921,226
SOUTH AFRICA — 3.1%
Naspers Ltd., N Shares	167,433	23,794,644
SWEDEN — 1.6%
Atlas Copco AB, B Shares	260,061	7,565,004
Epiroc AB, B Shares	477,953	4,711,041
		12,276,045

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
SWITZERLAND — 1.5%
Compagnie Financiere Richemont SA	93,542	$5,000,182
Schindler Holding AG, Participating Certificates	32,919	7,201,937
		12,202,119
TAIWAN — 2.2%
Sea Ltd. ADR*	120,143	5,323,536
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	237,314	11,341,236
		16,664,772
UNITED KINGDOM — 2.9%
Hays PLC	1,693,836	2,412,548
M&G PLC*	1,491,255	2,074,345
Prudential PLC	1,465,825	18,366,522
		22,853,415
UNITED STATES — 47.0%
ABIOMED, Inc.*	24,848	3,606,936
Albemarle Corp.	76,599	4,317,886
Alnylam Pharmaceuticals, Inc.*	85,145	9,268,033
Alphabet, Inc., Class C *	19,038	22,137,577
Amazon.com, Inc.*	16,003	31,201,369
Anthem, Inc.	77,292	17,548,376
Arthur J Gallagher & Co.	130,867	10,666,969
Axon Enterprise, Inc.*	69,050	4,886,669
Broadridge Financial Solutions, Inc.	67,400	6,391,542
Chegg, Inc.*	95,719	3,424,826
Chipotle Mexican Grill, Inc.*	6,062	3,966,973
EOG Resources, Inc.	138,838	4,987,061
Facebook, Inc., Class A *	70,481	11,756,231
GrubHub, Inc.*	77,253	3,146,515
Howard Hughes Corp. (The)*	62,491	3,157,045
Illumina, Inc.*	21,047	5,748,357
Interactive Brokers Group, Inc., Class A	79,044	3,412,329
Jefferies Financial Group, Inc.	237,117	3,241,389
Kirby Corp.*	135,485	5,889,533
LendingTree, Inc.*	15,185	2,784,777
Markel Corp.*	7,947	7,373,942
Martin Marietta Materials, Inc.	49,741	9,412,489
Mastercard, Inc., Class A	78,892	19,057,152
Microsoft Corp.	123,244	19,436,811
Moody’s Corp.	106,300	22,482,450
Myriad Genetics, Inc.*	168,188	2,406,770
Netflix, Inc.*	17,288	6,491,644

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Novocure Ltd.*	66,540	$4,480,804
NOW, Inc.*	182,476	941,576
ResMed, Inc.	83,694	12,327,289
Seattle Genetics, Inc.*	75,047	8,658,923
Service Corp. International	205,719	8,045,670
SiteOne Landscape Supply, Inc.*	71,112	5,235,265
Spotify Technology SA*	25,095	3,047,537
Stericycle, Inc.*	92,824	4,509,390
TD Ameritrade Holding Corp.	130,967	4,539,316
Teladoc Health, Inc.*	63,785	9,887,313
Teradyne, Inc.	125,372	6,791,401
Tesla, Inc.*	15,420	8,080,080
Thermo Fisher Scientific, Inc.	40,747	11,555,849
Trade Desk, Inc. (The), Class A *	20,928	4,039,104
Visa, Inc., Class A	57,647	9,288,085
Waters Corp.*	42,019	7,649,559
Westinghouse Air Brake Technologies Corp.	68,985	3,320,248
Zillow Group, Inc., Class C *	183,417	6,606,680
		367,205,740
Total Common Stocks
(cost $628,891,665)		770,064,263
PREFERRED STOCKS — 0.5%
BRAZIL — 0.5%
Banco Bradesco SA 9.88% (cost $6,564,025)	1,014,852	4,078,079
TOTAL INVESTMENTS — 99.4%
(cost $635,455,690)		$774,142,342
Other assets less liabilities — 0.6%		4,549,777
NET ASSETS — 100.0%		$778,692,119

*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S  —  Reg S under the 1933 Act is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2020, the net value of these securities was $2,048,273 representing 0.3% of net assets.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$463,667,511	$306,396,752	$–	$770,064,263
Preferred Stocks**	4,078,079	–	–	4,078,079
Total	$467,745,590	$306,396,752	$–	$774,142,342

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.